Note 5 - Acquisition-related Items	12 Months Ended
Dec. 31, 2015
Business Combination Disclosure Acquisition Related Items [Abstract]
Business Combination Disclosure Acquisition Related Items [Text Block]
5.	Acquisition-related items

Acquisition-related expense (income) comprises the following:

	2015	2014	2013

Transaction costs	$5,301	$9,103	$2,903
Contingent consideration fair value adjustments	383	1,774	1,578
Contingent consideration compensation expense	915	226	6,182
Gain on revaluation of previously held equity investment (note 3)	-	-	(820)
	$6,599	$11,103	$9,843

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as acquisitions made in the preceding four years.